Shareholder Fees - Mercer Emerging Markets Equity Fund	Mar. 31, 2024
Adviser Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class Y-2
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Class Y-3
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)